Segment Information - Additional Information (Detail) - CHINA - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	99.50%	99.80%	100.00%
Long Lived Assets [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	100.00%	100.00%